Property, plant and equipment - Summary of Property, plant and equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₨ 342,036		₨ 340,645
Charge for the year	12,198	$ 161	10,615	₨ 9,865
Property, plant and equipment	437,593	5,768	342,036	340,645
Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,531		9,890
Property, plant and equipment	13,230	174	10,531	9,890
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	320,865		312,613
Property, plant and equipment	402,111	5,300	320,865	312,613
Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	56		47
Property, plant and equipment	87	1	56	47
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	57		79
Property, plant and equipment	30	0	57	79
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	29		35
Property, plant and equipment	28	0	29	35
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	37		40
Property, plant and equipment	41	1	37	40
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	56		42
Property, plant and equipment	87	1	56	42
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,405		17,899
Property, plant and equipment	21,979	$ 290	10,405	17,899
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	383,255		371,873	320,738
Additions during the year	172,649		54,573	98,947
Acquisition of subsidiaries			2,560
Asset acquisition	21,739
Adjustments during the year	(490)		(290)	(312)
Assets held for sale	(228)
Disposal of subsidiary	(6,071)		(14,999)
Disposals during the year	(253)		(286)	(127)
Capitalised during the year	(80,385)		(30,176)	(47,373)
Property, plant and equipment	490,216		383,255	371,873
Cost | Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,531		9,890	8,705
Additions during the year	830		603	1,258
Acquisition of subsidiaries			57
Asset acquisition	1,806
Adjustments during the year	64		(19)	(73)
Disposal of subsidiary	(1)
Property, plant and equipment	13,230		10,531	9,890
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	361,853		343,679	295,406
Additions during the year	79,195		31,179	48,419
Acquisition of subsidiaries			2,500
Asset acquisition	19,906
Adjustments during the year	(198)		(265)	(51)
Assets held for sale	(228)
Disposal of subsidiary	(5,976)		(14,998)
Disposals during the year	(121)		(242)	(95)
Property, plant and equipment	454,431		361,853	343,679
Cost | Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	77		65	65
Additions during the year	14		12
Asset acquisition	24
Property, plant and equipment	115		77	65
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	135		130	124
Additions during the year			5	6
Property, plant and equipment	135		135	130
Cost | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	74		67	56
Additions during the year	14		9	12
Acquisition of subsidiaries			1
Asset acquisition	2
Adjustments during the year	(1)		(1)
Disposal of subsidiary	(2)		(1)
Disposals during the year	(3)		(1)	(1)
Property, plant and equipment	84		74	67
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	65		57	49
Additions during the year	13		7	8
Acquisition of subsidiaries			1
Asset acquisition	0
Adjustments during the year	1
Disposal of subsidiary	(2)
Property, plant and equipment	77		65	57
Cost | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	115		86	64
Additions during the year	50		33	26
Acquisition of subsidiaries			1
Asset acquisition	1
Adjustments during the year	(1)		(1)
Disposal of subsidiary	0		0
Disposals during the year	0		(4)	(4)
Property, plant and equipment	165		115	86
Cost | Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,405		17,899	16,269
Additions during the year	92,533		22,725	49,218
Adjustments during the year	(355)		(4)	(188)
Disposal of subsidiary	(90)
Disposals during the year	(129)		(39)	(27)
Capitalised during the year	(80,385)		(30,176)	(47,373)
Property, plant and equipment	21,979		10,405	17,899
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41,219		31,228	21,336
Charge for the year	12,198		10,615	9,865
Depreciation capitalised during the year	31		32	32
Adjustments during the year	(1)			0
Assets held for sale	47
Disposal of subsidiary	(736)		(616)
Disposals during the year	(41)		(40)	(5)
Property, plant and equipment	52,623		41,219	31,228
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40,988		31,066	21,237
Charge for the year	12,148		10,568	9,827
Depreciation capitalised during the year	4		4	2
Adjustments during the year				0
Assets held for sale	47
Disposal of subsidiary	(734)		(615)
Disposals during the year	(39)		(35)	0
Property, plant and equipment	52,320		40,988	31,066
Accumulated depreciation | Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21		18	15
Charge for the year	7		3	3
Property, plant and equipment	28		21	18
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	78		51	25
Charge for the year	18		14	11
Depreciation capitalised during the year	9		13	15
Property, plant and equipment	105		78	51
Accumulated depreciation | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	45		32	20
Charge for the year	9		9	7
Depreciation capitalised during the year	6		6	6
Adjustments during the year	(1)
Disposal of subsidiary	(1)		(1)
Disposals during the year	(2)		(1)	(1)
Property, plant and equipment	56		45	32
Accumulated depreciation | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28		17	9
Charge for the year	6		9	6
Depreciation capitalised during the year	2		2	2
Adjustments during the year	1
Disposal of subsidiary	(1)
Property, plant and equipment	36		28	17
Accumulated depreciation | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	59		44	30
Charge for the year	10		12	11
Depreciation capitalised during the year	10		7	7
Adjustments during the year	(1)
Disposal of subsidiary	0		0
Disposals during the year	0		(4)	(4)
Property, plant and equipment	₨ 78		₨ 59	₨ 44